40. Additional Information to the Statement of Cash Flows	12 Months Ended
Dec. 31, 2017
Additional Information To Statement Of Cash Flows
Additional Information to the Statement of Cash Flows

40.1    Non-cash transactions

The balance of other temporary investments increased significantly in its movement due to the transfer from investments - jointly-controlled enterprises. Such increase arose from the accounting reclassification of Sanepar’s common shares, owned by Copel Energia, assessed at R$73,361, in accordance with NE 18.4.

As presented in Note 19.2, the additions to property, plant and equipment reached R$1,318,336. Of this amount, R$123,268 (R$35,474 in 2016 and R$19,961 in 2015), represent the portion of installment purchases not settled through the end of the year. Such amount also comprises R$14,122 related to capital increases paid up through projects, in special purpose entities controlled by Cutia Empreendimentos Eólicos S.A.

 In turn, as mentioned in Notes 20.1, 20.3 and 20.4, the additions to intangible assets totaled R$778,386. Of this amount, R$30,312 (R$58,165 in 2016 and R$48,611 in 2015), is equivalent to the installment of term purchases and has not yet been paid until the end of the year.

The mentioned transactions did not involve cash and, for this reason, are not being presented in the statement of cash flows.